Note 12 - Unsecured Convertible Debentures - Liability and Equity Component Portions (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended			13 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Effective interest		$ 14	$ 160	$ 3		$ 17
Liability portion of unsecured convertible debentures [member]
Statement Line Items [Line Items]
Balance	$ 1,519	1,389	1,406
Transaction costs and debt discount	(134)
Deferred income tax expense (note 18)
Effective interest	8	31	366			39
Interest payable	(4)	(14)	(160)			(18)
Balance	1,389	1,406	1,612	1,389		1,406
Equity component of unsecured convertible debentures [member]
Statement Line Items [Line Items]
Balance	481	309	309
Transaction costs and debt discount	(43)
Deferred income tax expense (note 18)	(129)
Effective interest
Interest payable
Balance	309	309	309	309		309
Unsecured convertible debentures [member]
Statement Line Items [Line Items]
Balance	2,000	1,698	1,715
Transaction costs and debt discount	(177)
Deferred income tax expense (note 18)	(129)
Effective interest	8	31	366			39
Interest payable	(4)	(14)	(160)			(18)
Balance	$ 1,698	$ 1,715	$ 1,921	$ 1,698		$ 1,715